Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Aerospace & Defense - 0.8%
Babcock International Group PLC	1,620	$25,150
QinetiQ Group PLC	2,670	16,173
		41,323

Air Freight & Logistics - 0.9%
Cargojet, Inc.	180	10,396
Ferrari Group PLC	2,500	24,186
Konoike Transport Co. Ltd.	700	13,038
		47,620

Automobile Components - 2.0%
Exco Technologies Ltd.	1,770	9,670
Gestamp Automocion SA (a)	3,310	11,368
Linamar Corp.	210	13,008
Nifco, Inc.	900	25,522
Opmobility	640	11,270
Shoei Co. Ltd.	1,200	12,615
Toyota Boshoku Corp.	1,100	17,245
		100,698

Automobiles - 0.2%
Trigano SA	60	9,878

Banks - 9.9%
Akita Bank Ltd.	600	18,981
AL Sydbank	200	16,074
Aozora Bank Ltd.	1,700	27,238
Awa Bank Ltd.	600	22,176
Banco di Desio e della Brianza SpA	1,020	10,256
Bank of East Asia Ltd.	14,578	24,388
Bank of Iwate Ltd.	2,000	20,575
Bank of Queensland Ltd.	2,300	10,706
Basellandschaftliche Kantonalbank	14	19,659
Dah Sing Financial Holdings Ltd.	5,200	26,988
Ehime Bank Ltd.	3,000	29,929
Hyakujushi Bank Ltd.	1,600	21,657
Miyazaki Bank Ltd.	2,000	23,042
Morrow Bank AB (b)	19,200	25,656
Norion Bank AB (b)	3,381	20,216
Oita Bank Ltd.	2,000	24,004
ProCredit Holding AG	1,100	9,449
Shikoku Bank Ltd.	1,500	21,867
SJF Bank AS	200	9,565
Sparebank 1 Oestlandet	1,400	28,749
SpareBank 1 SMN	500	10,689
Sparebanken Norge	1,434	29,614
Tochigi Bank Ltd.	2,500	14,095
TOMONY Holdings, Inc.	5,900	31,194
VersaBank	800	11,398
		508,165

Beverages - 0.7%
AG Barr PLC	1,220	10,528
C&C Group PLC	9,800	14,528
Ito En Ltd.	500	9,378
		34,434

Biotechnology - 0.6%
Basilea Pharmaceutica Ag Allschwil (b)	250	17,090
Pharma Foods International Co. Ltd.	2,800	11,920
		29,010

Building Products - 1.2%
Forbo Holding AG	28	26,143
GWA Group Ltd.	6,100	8,836
Sanko Metal Industrial Co. Ltd.	1,000	8,360
Schweiter Technologies AG	43	15,752
		59,091

Capital Markets - 2.8%
CMC Markets PLC (a)	6,300	28,494
Impax Asset Management Group PLC	6,400	10,478
Leonteq AG (b)	800	16,454
Liontrust Asset Management PLC	6,800	21,831
Man Group PLC	5,750	19,357
Plus500 Ltd.	590	31,954
Traders Holdings Co. Ltd.	2,500	16,354
		144,922

Chemicals - 2.8%
Clariant AG	1,100	10,792
Dai Nippon Toryo Co. Ltd.	1,200	9,379
Fuso Chemical Co. Ltd.	2,100	37,475
Hodogaya Chemical Co. Ltd.	800	12,782
Israel Corp. Ltd.	50	14,000
JCU Corp.	900	31,319
Soken Chemical & Engineering Co. Ltd.	900	18,937
Taoka Chemical Co. Ltd.	1,300	7,771
		142,455

Commercial Services & Supplies - 1.2%
DO & CO AG	64	11,943
ISS AS	330	12,020
Loomis AB	300	13,704
Mitsubishi Pencil Co. Ltd.	800	11,806
Okamura Corp.	700	11,026
		60,499

Communications Equipment - 0.2%
Evertz Technologies Ltd.	1,000	11,581

Construction & Engineering - 1.3%
Costain Group PLC	5,050	12,125
Fukuda Corp.	200	10,610
JGC Holdings Corp.	800	11,766
Meisei Industrial Co. Ltd.	900	9,927
Miyaji Engineering Group, Inc.	1,100	12,163
NRW Holdings Ltd.	3,000	11,115
		67,706

Construction Materials - 0.4%
Cementir Holding NV	800	14,301
Forterra PLC (a)	3,681	7,646
		21,947

Consumer Finance - 1.7%
Credit Corp. Group Ltd.	2,800	20,933
Hoist Finance AB (a)	2,300	36,094
International Personal Finance PLC	9,100	29,680
		86,707

Consumer Staples Distribution & Retail - 1.1%
Create SD Holdings Co. Ltd.	400	8,347
Life Corp.	600	9,670
MARR SpA	2,420	21,222
Trial Holdings, Inc.	600	16,202
		55,441

Containers & Packaging - 1.6%
Corticeira Amorim SGPS SA	1,300	9,765
Fuji Seal International, Inc.	500	8,267
Mayr Melnhof Karton AG	160	16,213
Orora Ltd.	16,800	22,066
Vetropack Holding AG	351	10,103
Winpak Ltd.	500	16,225
		82,639

Distributors - 1.2%
Central Automotive Products Ltd.	1,300	15,715
Inchcape PLC	2,400	23,825
Media Do Co. Ltd.	1,200	11,967
MEKO AB	1,680	12,295
		63,802

Diversified Telecomm Services - 0.2%
Freebit Co. Ltd.	900	8,599

Electric Utilities - 0.5%
Elmera Group ASA (a)	7,180	26,101

Electrical Equipment - 0.3%
Mersen SA	600	15,677

Electronic Equipment, Instruments & Components - 3.3%
A&D HOLON Holdings Co. Ltd.	1,300	21,334
Enplas Corp.	200	15,528
ESPEC Corp.	500	9,674
Horiba Ltd.	100	11,696
Hosiden Corp.	600	9,906
Incap Oyj (b)	900	9,839
Jenoptik AG	700	23,546
Jeol Ltd.	300	11,174
Nagano Keiki Co. Ltd.	700	12,298
Optex Group Co. Ltd.	600	10,145
SEMITEC Corp.	700	10,059
Sesa SpA	250	23,233
		168,432

Energy Equipment & Services - 3.6%
Aker Solutions ASA	3,250	15,552
CES Energy Solutions Corp.	1,830	24,218
Enerflex Ltd.	690	14,434
Mattr Corp. (b)	2,700	17,662
Pason Systems, Inc.	1,700	16,180
SBM Offshore NV	360	14,356
SBO AG	330	13,825
Subsea 7 SA	1,300	40,272
Technip Energies NV	340	14,368
Vallourec SACA	500	12,657
		183,524

Financial Services - 2.3%
Banca IFIS SpA	880	21,487
Financial Partners Group Co. Ltd.	1,600	16,303
GRENKE AG	1,440	21,287
OFX Group Ltd. (b)	36,598	13,437
OSB Group PLC	3,620	25,184
Peugeot Invest SA	120	8,615
SBI ARUHI Corp.	1,800	9,527
		115,840

Food Products - 2.9%
Ariake Japan Co. Ltd.	400	14,192
Austevoll Seafood ASA	1,190	12,807
Ebro Foods SA	800	17,487
House Foods Group, Inc.	500	9,606
Lassonde Industries, Inc. - Class A (Acquired 6/28/2023 - 5/13/2025, Cost $8,493) (c)	60	9,813
NewPrinces SpA (b)	700	17,052
Origin Enterprises PLC	2,856	14,935
Premier Foods PLC	6,390	15,630
Riken Vitamin Co. Ltd.	800	14,621
Shimadaya Corp.	900	10,292
UIE PLC	200	11,833
		148,268

Gas Utilities - 0.2%
Italgas SpA	850	9,902

Ground Transportation - 2.1%
Aurizon Holdings Ltd.	4,200	11,594
ComfortDelGro Corp. Ltd.	8,700	9,783
Jungfraubahn Holding AG	50	16,630
Lindsay Australia Ltd.	57,717	24,193
Maruzen Showa Unyu Co. Ltd.	200	10,449
Mullen Group Ltd.	900	11,050
Sakai Moving Service Co. Ltd.	500	8,654
Sixt SE	200	15,109
		107,462

Health Care Equipment & Supplies - 2.9%
Advanced Medical Solutions Group PLC	5,100	13,089
Carl Zeiss Meditec AG	300	8,623
El.En. SpA	680	9,742
Elekta AB - Class B	5,300	31,349
Japan Lifeline Co. Ltd.	1,000	8,745
Kitazato Corp.	1,000	8,391
Nagaileben Co. Ltd.	800	8,533
Nakanishi, Inc.	1,800	31,256
Rion Co. Ltd.	900	15,757
Riverstone Holdings Ltd.	15,000	8,019
Surgical Science Sweden AB (b)	1,300	4,205
		147,709

Health Care Providers & Services - 2.8%
Charm Care Corp. KK	1,200	9,900
Fagron	600	15,073
Medical Facilities Corp.	2,300	27,578
Monash IVF Group Ltd.	16,900	7,760
Oriola Oyj - Class B	9,200	10,089
Ship Healthcare Holdings, Inc.	900	13,890
Solasto Corp.	2,800	20,036
Suzuken Co. Ltd.	300	11,351
Toho Holdings Co. Ltd.	500	15,003
Vital KSK Holdings, Inc.	1,200	11,178
		141,858

Health Care Technology - 1.0%
Equasens	200	9,315
GENOVA, Inc.	6,400	22,317
Software Service, Inc.	300	21,878
		53,510

Hotels, Restaurants & Leisure - 1.6%
Airtrip Corp.	5,000	21,739
Brightstar Lottery PLC	600	7,644
Doutor Nichires Holdings Co. Ltd.	600	11,143
Fast Fitness Japan, Inc.	1,100	16,034
Flight Centre Travel Group Ltd.	1,200	8,979
Jumbo Interactive Ltd.	3,400	18,241
		83,780

Household Durables - 0.7%
Berkeley Group Holdings PLC	190	8,704
Kaufman & Broad SA	330	10,864
MJ Gleeson PLC	1,620	5,747
Persimmon PLC	600	8,565
		33,880

Insurance - 5.5%
AUB Group Ltd.	400	6,740
Beazley PLC	2,100	35,482
Coface SA	1,380	24,034
FBD Holdings PLC	667	12,644
Fidelis Insurance Holdings Ltd.	800	15,288
FP Partner, Inc.	600	8,967
Generation Development Group Ltd.	6,000	17,814
Hiscox Ltd.	1,510	30,479
Lancashire Holdings Ltd.	3,200	24,862
nib holdings Ltd.	2,100	9,287
Sabre Insurance Group PLC (a)	8,600	17,803
SCOR SE	430	15,368
Steadfast Group Ltd.	7,100	20,902
Vaudoise Assurances Holding SA	12	12,060
Vienna Insurance Group AG Wiener Versicherung Gruppe	260	18,474
Wuestenrot & Wuerttembergische AG	600	9,516
		279,720

Interactive Media & Services - 0.2%
i-mobile Co. Ltd.	2,700	8,469

IT Services - 2.9%
Argo Graphics, Inc.	1,600	14,726
Aubay	170	8,194
Base Co. Ltd.	700	14,136
Change Holdings, Inc.	1,400	8,374
Computacenter PLC	350	14,029
Comture Corp.	900	8,318
Digital Hearts Holdings Co. Ltd.	1,700	9,098
GFT Technologies SE	710	14,680
Itfor, Inc.	900	9,486
Mitsubishi Research Institute, Inc.	300	8,920
Pole To Win Holdings, Inc.	4,600	8,529
Sopra Steria Group	100	14,003
Wavestone	260	13,893
		146,386

Leisure Products - 0.6%
Furyu Corp.	1,400	10,991
Italian Sea Group SPA	5,300	5,436
Spin Master Corp. (a)	1,050	13,420
		29,847

Machinery - 8.6%
Aalberts NV	800	27,861
Ag Growth International, Inc.	900	12,292
Airman Corp.	2,000	24,517
Bucher Industries AG	23	10,138
Duerr AG	660	14,678
Hiab Oyj	200	9,458
Iveco Group NV	1,140	25,539
Komax Holding AG (b)	110	7,015
Krones AG	70	9,508
Luxfer Holdings PLC	2,000	24,360
Morgan Advanced Materials PLC	5,600	15,022
NGK Corp.	500	12,886
Norma Group SE	1,010	19,929
Obara Group, Inc.	1,000	33,227
OKUMA Corp.	700	16,155
Pegasus Co. Ltd.	1,900	9,183
SFS Group AG	115	17,211
Stabilus SE	670	12,583
Stadler Rail AG	970	24,924
Takuma Co. Ltd.	1,000	17,315
Tocalo Co. Ltd.	2,000	32,685
Tsugami Corp.	1,400	29,159
VBG Group AB - Class B	240	8,910
Vesuvius PLC	4,890	25,872
		440,427

Marine Transportation - 0.3%
Wallenius Wilhelmsen ASA	1,200	15,272

Media - 2.3%
4imprint Group PLC	200	9,035
Atresmedia Corp. de Medios de Comunicacion SA	1,600	8,918
Havas NV	1,430	25,045
IPSOS SA	400	15,800
RTL Group SA	230	9,848
Stroeer SE & Co. KGaA	600	21,334
Vector, Inc.	1,300	10,264
WPP PLC	6,100	19,077
		119,321

Metals & Mining - 0.5%
Alleima AB	1,700	13,491
Perenti Ltd.	8,300	11,367
		24,858

Multi-Utilities - 0.7%
ACEA SpA	580	15,076
Iren SpA	8,200	23,197
		38,273

Oil, Gas & Consumable Fuels - 2.9%
Ampol Ltd.	500	11,597
Birchcliff Energy Ltd.	2,400	13,181
Cardinal Energy Ltd. (Acquired 5/4/2021, Cost $3,572) (c)	1,440	11,770
EnQuest PLC	70,500	18,779
Gibson Energy, Inc.	500	10,668
Harbour Energy PLC	3,440	13,679
Kosmos Energy Ltd. (b)	12,630	35,111
Pantheon Resources PLC (b)	27,218	4,088
Tamarack Valley Energy Ltd.	1,730	14,302
Vermilion Energy, Inc.	1,050	14,469
		147,644

Paper & Forest Products - 0.3%
Arctic Paper SA (b)	2,200	4,622
Western Forest Products, Inc. (b)	983	10,416
		15,038

Passenger Airlines - 0.7%
Air Canada (b)	1,840	23,967
easyJet PLC	2,300	10,702
		34,669

Personal Care Products - 0.4%
Intercos SpA	1,000	14,385
Shinnihonseiyaku Co. Ltd.	500	6,567
		20,952

Pharmaceuticals - 1.2%
ASKA Pharmaceutical Holdings Co. Ltd.	700	10,596
Cipher Pharmaceuticals, Inc. (b)	1,000	13,119
Dermapharm Holding SE	400	19,662
Seikagaku Corp.	2,200	10,258
Tsumura & Co.	400	9,508
		63,143

Professional Services - 3.0%
AFRY AB	880	11,961
Altech Corp.	500	8,208
Amadeus Fire AG	200	5,703
Creek & River Co. Ltd.	1,200	10,789
EJ Holdings, Inc.	900	10,026
Gakujo Co. Ltd.	1,000	10,190
Hito Communications Holdings, Inc.	1,700	9,816
IPH Ltd.	4,200	9,562
McMillan Shakespeare Ltd.	900	9,179
Nisso Holdings Co. Ltd.	2,300	8,949
Pagegroup PLC	3,100	5,630
Pasona Group, Inc.	800	9,428
PeopleIN Ltd. (b)	17,000	7,096
Persol Holdings Co. Ltd.	5,200	7,674
SmartGroup Corp. Ltd.	2,700	15,467
SThree PLC	6,900	13,608
		153,286

Real Estate Management & Development - 0.2%
Cedar Woods Properties Ltd.	1,700	8,379

Semiconductors & Semiconductor Equipment - 2.8%
Melexis NV	240	14,836
Optorun Co. Ltd.	900	15,206
Rorze Corp.	800	13,753
RS Technologies Co. Ltd.	1,100	25,700
Shibaura Mechatronics Corp.	500	13,299
SUSS MicroTec SE	400	23,788
Tazmo Co. Ltd.	1,800	24,930
Tri Chemical Laboratories, Inc.	600	10,458
		141,970

Software - 2.0%
Computer Modelling Group Ltd.	6,700	20,614
Cresco Ltd.	1,500	13,610
F-Secure Oyj	4,500	8,452
Fukui Computer Holdings, Inc.	1,200	23,832
I'll, Inc.	1,600	24,312
TeamViewer SE (a)(b)	1,800	9,331
		100,151

Specialty Retail - 2.2%
AutoCanada, Inc. (b)	650	9,602
Card Factory PLC	10,900	9,214
Douglas AG (b)	700	8,186
Halfords Group PLC	6,300	10,757
Komehyo Holdings Co. Ltd.	600	16,487
Platform Group SE & Co. KGaA (b)	2,900	8,446
Shaver Shop Group Ltd.	10,100	9,024
Shimamura Co. Ltd.	300	6,281
Super Retail Group Ltd.	1,400	12,517
United Arrows Ltd.	700	10,786
Vertu Motors PLC	12,040	9,227
		110,527

Technology Hardware, Storage & Peripherals - 0.3%
Mimaki Engineering Co. Ltd.	1,500	15,219

Textiles, Apparel & Luxury Goods - 0.9%
Burberry Group PLC (b)	1,600	23,411
Dr Martens PLC	12,830	10,690
HUGO BOSS AG	340	14,718
		48,819

Trading Companies & Distributors - 1.3%
IPD Group Ltd.	6,100	18,502
Tsubakimoto Kogyo Co. Ltd.	600	10,375
Wajax Corp.	1,200	27,932
Yuasa Co. Ltd.	300	11,378
		68,187
TOTAL COMMON STOCKS (Cost $4,276,053)		4,843,017

REAL ESTATE INVESTMENT TRUSTS - 2.2%	Shares	Value
Diversified REITs - 0.4%
H&R Real Estate Investment Trust	3,400	23,879

Health Care REITs - 0.3%
Aedifica SA	180	14,574

Industrial REITs - 0.5%
Tritax Big Box REIT PLC	12,700	23,919

Retail REITs - 1.0%
Primaris Real Estate Investment Trust	2,200	27,281
SmartCentres Real Estate Investment Trust	1,320	25,278
		52,559
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $106,666)		114,931

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (d)	128,431	128,431
TOTAL MONEY MARKET FUNDS (Cost $128,431)		128,431

TOTAL INVESTMENTS - 99.5% (Cost $4,511,150)		5,086,379
Other Assets in Excess of Liabilities - 0.5%		24,064
TOTAL NET ASSETS - 100.0%		$5,110,443

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $150,257 or 2.9% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of March 31, 2026, the value of these securities total $21,583 or 0.4% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hotchkis & Wiley International Small Cap Diversified Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$761,607	$4,081,410	$–	$4,843,017
Real Estate Investment Trusts	76,438	38,493	–	114,931
Money Market Funds	128,431	–	–	128,431
Total Investments	$966,476	$4,119,903	$–	$5,086,379

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2026
(% of Net Assets)
Japan	$1,728,567	33.8%
United Kingdom	731,677	14.4
Canada	465,403	8.8
Australia	325,293	6.5
Germany	270,076	5.5
Switzerland	203,971	3.9
Italy	196,527	3.8
France	183,936	3.6
Sweden	177,881	3.5
Norway	138,784	2.8
Netherlands	67,262	1.3
Denmark	63,793	1.3
Austria	60,455	1.2
Hong Kong	51,376	1.0
Israel	45,954	0.9
Belgium	44,483	0.9
United States	42,755	0.8
Ireland	42,107	0.8
Finland	37,838	0.7
Spain	37,773	0.7
Singapore	17,802	0.3
Luxembourg	9,848	0.2
Portugal	9,765	0.2
Poland	4,622	0.1
Cash and Other	152,495	3.0
	$5,110,443	100.0%